Note 9 - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unvested (in shares)	2,224
Unvested (in dollars per share)	$ 0.06
Granted (in shares)	5,340,000	780,000
Granted (in dollars per share)	$ 0.18
Vested (in shares)	(5,342,224)
Vested (in dollars per share)	$ 0.18
Forfeitures (in shares)	0
Forfeitures (in dollars per share)	$ 0
Unvested (in shares)	0	2,224
Unvested (in dollars per share)	$ 0	$ 0.06